Expense Example - Schwab Government Money Fund - Ultra Shares	Sep. 24, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	$ 243